Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES Accounts payable and accrued liabilities mainly consist of trade payables to hotels and travel service suppliers.